Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions
12.          Related Party Transactions
On January 3, 2023, The Fidelis Partnership acquired 9.9% of the common shares of the Company. Certain directors, executive officers and management of TFP also own common shares of the Company.
On December 20, 2022, the Company and TFP entered into a rolling 10-year framework agreement (the “Framework Agreement”), effective January 1, 2023, that governs the ongoing relationship between the two groups. Years one to three rolled automatically, whereas from year four onwards, the Framework Agreement will roll at the sole written election of the Company, with such election to be delivered at least 90 days prior to the commencement of the subsequent contract year. Any decision by the Company to elect not to roll the Framework Agreement will mean that the remainder of the 10-year terms then in effect will continue in place. An election to roll the 10 year term of the Framework Agreement was delivered on October 1, 2025.
The underwriting activities of PICB, PICUK and PICI have been primarily outsourced to the corresponding operating subsidiaries of TFP on a jurisdictional basis. TFP manages origination, underwriting, underwriting administration and claims handling under delegated authority agreements with the Company. Other services provided by TFP to the Company include sourcing and administering the outwards reinsurance program, and support with business planning, capital management, insurance contract accounting and information technology. The Framework Agreement provides for the payment of the following fees with effect from January 1, 2023:
a.Ceding commissions: (i) a ceding commission of 11.5% of net premiums written of open market business procured by The Fidelis Partnership on or after January 1, 2023; (ii) a ceding commission of 3.0% of net premiums written of business sourced by The Fidelis Partnership via third party managing general underwriters on or after January 1, 2023; and (iii) a portfolio management fee of 3.0% of net premiums written of the business sourced by The Fidelis Partnership.
b.Profit commission: a profit commission of 20.0% of the aggregate operating profit (defined as underwriting income on business written by The Fidelis Partnership, subject to certain parameters for the allocation of general and administrative expenses, financing costs and other items, and excluding investment income), subject to a hurdle rate of return of 5.0% of underwriting return on equity.
For insurance contracts sourced by The Fidelis Partnership’s Managing General Agent incubator platform, Pine Walk, the fees and commissions follow separately negotiated arrangements and will not attract additional commissions under the terms of the Framework Agreement other than the portfolio management fee of 3.0%.
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Ceding commission expense	$78.4	$70.6	$155.0	$149.0
Profit commission expense	(7.9)	—	2.3	—
Total commissions	$70.5	$70.6	$157.3	$149.0
Amounts receivable from TFP at June 30, 2026 of $239.6 million (December 31, 2025: $174.8 million) primarily consist of amounts collected by TFP on behalf of the Company that were not remitted prior to the end of the period. Amounts payable to TFP at June 30, 2026 of $640.1 million (December 31, 2025: $457.7 million) primarily consist of amounts payable to TFP for ceding and profit commissions, and claims paid by TFP on the Company’s behalf.
The Framework Agreement also provides that, in respect of commissions and profit commissions on ceded quota share business, the Company shall retain 1.0% of reinsurance premiums ceded and the remainder is to be paid to TFP. Commissions on ceded business for the three and six months ended June 30, 2026 of $27.3 million and $53.8 million, respectively (2025: $25.3 million and $55.2 million) were paid to TFP. For the three and six months ended June 30, 2026 profit commissions on ceded business of $23.3 million and $35.3 million, respectively, were paid to The Fidelis Partnership. For the three and six months ended June 30, 2025, due to a reduction in profit commission income on ceded business, we recovered $(25.5) million and $(16.2) million, respectively, from The Fidelis Partnership.
Insurance contracts sourced by Pine Walk contain profit commissions based on the results of each individual contract. The expense for the three and six months ended June 30, 2026 was $4.7 million and $6.8 million, respectively, (2025: $21.6 million and $33.3 million) and was included within policy acquisition expenses.
TFP provides the Company with certain support services on a cost-plus basis, such as support with business planning, insurance contract accounting and information technology. Included within general and administrative expenses for the three and six months ended June 30, 2026 are charges of $1.0 million and $2.3 million, respectively, (2025: $0.7 million and $1.8 million) from TFP for such services.